Restructuring Activities - Schedule of Restructuring and Related costs (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Restructuring		$ (48,366)	$ (5,178)	$ (6,061)
Restructuring and Others Costs [Member]
Restructuring Cost and Reserve [Line Items]
Transaction related costs	[1]	661	81	1,287
Restructuring	[2]	8,322	2,582	3,168
Other	[3]	39,383	2,515	1,606
Restructuring and other costs		$ 48,366	$ 5,178	$ 6,061

[1]	For the year ended December 31, 2025, transaction costs primarily relate to the disposal of the direct marketing payment processing business line mainly related to legal fees, while prior year expenses are mainly made up of acquisition related costs.
[2]	For the year ended December 31, 2025, restructuring mainly relates to costs incurred on transformation projects to improve merchant platforms as well as finance and risk processes. These transformation projects are expected to be completed by 2027. For the years ended December 31, 2024 and 2023, restructuring mainly relates to relocation costs.
[3]	Other costs mainly relate to the securities litigation against the Company and indemnities provided by the Company in the related class action lawsuit (See Note 17).